CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 59,601	$ 74,778
Restricted cash	25,579	27,067
Trade receivables, net	28,560	47,731
Contract assets	32,060	23,698
Inventories	32,489	27,203
Other current assets	15,581	23,007
Total current assets	193,870	223,484
LONG-TERM ASSETS:
Restricted cash	117	124
Severance pay funds	6,425	6,831
Deferred tax asset	18,291	18,455
Operating lease right-of-use assets	6,353	5,211
Other receivables	9,699	10,156
Total long-term assets	40,885	40,777
PROPERTY AND EQUIPMENT, NET	78,781	82,584
INTANGIBLE ASSETS, NET	1,302	1,523
GOODWILL	43,468	43,468
Total assets	358,306	391,836
CURRENT LIABILITIES:
Current maturities of long-term loans	4,000	4,096
Trade payables	20,129	20,725
Accrued expenses	48,194	54,676
Advances from customers and deferred revenues	23,124	27,220
Operating lease liabilities	2,145	1,977
Other current liabilities	10,552	12,261
Total current liabilities	108,144	120,955
LONG-TERM LIABILITIES:
Accrued severance pay	6,681	7,061
Long-term loans, net of current maturities		4,000
Long-term advances from customers	1,180	2,866
Operating lease liabilities	4,153	3,258
Other long-term liabilities	1,218	108
Total long-term liabilities	13,232	17,293
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of June 30, 2020 and December 31, 2019; Issued and outstanding: 55,518,972 and 55,493,258 shares as of June 30, 2020 and December 31, 2019, respectively	2,644	2,643
Additional paid-in capital	928,054	927,348
Accumulated other comprehensive loss	(6,433)	(5,048)
Accumulated deficit	(687,335)	(671,355)
Total shareholders' equity	236,930	253,588
Total liabilities and shareholders' equity	$ 358,306	$ 391,836